10. INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Taxes Details 1
Current	$ 3,923	$ 3,086	$ 4,548
Deferred	(268)	388	(1,182)
Income tax expense	$ 3,655	$ 3,474	$ 3,366